Notes Payable – Related Parties	3 Months Ended
Jan. 31, 2025
Notes Payable – Related Parties [Abstract]
NOTES PAYABLE – RELATED PARTIES

NOTE 4: NOTES PAYABLE — RELATED PARTIES

Between April 2022 and October 2024, certain related parties including Paul Turin and Greg Delory made various loans to the company. The balance at January 31, 2025 and October 31, 2024 was $602,877. The loans’ terms are for between 5 and 36 months and are classified as current and non-current liabilities on the condensed consolidated balance sheets with 6.50% to 11.25% interest per annum. All unpaid principal, accrued interest, and other amounts owing under the above notes are paid at maturity. These notes are collateralized with the Company receivables and other assets.

Included within the notes payable — related parties balance is a convertible note agreement entered on March 18, 2024 for $50,000. The convertible note was scheduled to mature on March 18, 2026 and carries an interest rate of 9.75% per annum. The principal and prior accrued interest of the note was convertible into shares of the Company’s common stock at $2.00 per share. On October 31, 2024, the Company amended the agreement with the holder of the note to change its maturity to the earlier of the date that the Company lists its securities on a national stock exchange or March 31, 2025 and eliminated the conversion feature of the note. Interest on the note accrues and is paid at maturity along with principal, as specifically described in the note.

The loan incurred interest expense of $1,219, which was accrued on the condensed consolidated balance sheet as of January 31, 2025 within the Accounts payable and accrued expenses line item. On April 25, 2025, the Company executed an extension of the maturity date until the earlier of the date the Company is able to achieve a listing on a national stock exchange or June 30, 2025.

	January 31, 2025	October 31, 2024
Notes payable – related parties, current portion	$420,000	$420,000
Notes payable – related parties, non-current portion	182,877	182,877
Total notes payable – related parties	$602,877	$602,877

The aggregate maturity on the notes payable — related parties as of January 31, 2025, are as follows:

2025	$420,000
2026	72,877
2027	110,000
602,877
Less current portion	(420,000)
Notes payable – related parties, non-current portion	$182,877